Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Harbor Convertible Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Convertible Securities FundFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total returns (i.e., current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	 February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities.Convertible securities are “hybrid” securities that possess both fixed income and equity characteristics. These convertible securities include corporate bonds; and preferred stocks that are convertible into common stock or its equivalent value. A convertible security generally performs more like a common stock when the price of the underlying stock is closer to or above the conversion price because it is more likely that the convertible security will be converted into stock. A convertible security generally performs more like a bond when the price of the underlying stock is well below the conversion price because it is more likely that the convertible security will mature without being converted. While the Fund has broad discretion to invest in all types of convertible securities, the Fund primarily invests in convertible bonds, which may be unrated, or may have ratings assigned by credit rating agencies, including below investment-grade ratings (known as “junk bonds”). To assess the quality of unrated securities, the Subadviser evaluates an issuer’s probability of default using a proprietary default probability model that considers multiple variables, including capital structure of the firm, asset volatility, and annual cash outflows of interest and dividend payments. The Fund invests primarily in U.S. dollar denominated securities, including those of foreign issuers; however, the Fund may invest in securities denominated in other currencies.The Subadvisor follows a structured investment process based on the testing of investment hypotheses using historical data. The Subadvisor’s investment process utilizes proprietary quantitative models to produce investment recommendations. The Subadvisor’s portfolio management team retains discretion with respect to all investment decisions. The Subadvisor generates proprietary insights based on its experience and reasoned intuition to form an investment hypothesis. Insights are a means to express isolated drivers of returns that the Subadvisor believes are likely to generate excess returns over time.Using historical market data, the Subadvisor back-tests each investment hypothesis to determine whether actual observations appear consistent with the hypothesis over time. Insights are weighted in the Subadvisor’s models according to their deemed strength in predicting returns, as determined by the Subadvisor through this testing process. In managing the Fund, the Subadvisor will rely on insights that seek to target company specific risk, which form the basis of security selection decisions and assess metrics such as company strength, company outlook, and valuation. The Subadvisor’s models consider data from multiple sources, including issuer specific information such as company cash flow, default risk, earnings expectations, and price volatility.As part of its investment process with respect to each portfolio investment, the Subadvisor considers environmental, social and governance (“ESG”) factors that it believes may have a material impact on an issuer and the value of its securities. As a result, the key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer.The Subadvisor expects that the majority of the Fund’s total returns will be generated from security selection of convertible securities. The Subadvisor’s optimization process seeks to maximize total returns while minimizing expected risk and transaction costs. The Subadvisor measures risk at the portfolio level and on each instrument. The Subadvisor conducts performance measurement and risk analysis to seek to validate the accuracy of the investment process with the aim of achieving continuous improvement over time.Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on securities with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range.Credit Quality: The Fund invests primarily in convertible securities, which may be unrated, or may have ratings assigned by credit rating agencies, including below investment-grade ratings. The Subadvisor does not target a given weighted average portfolio quality; this varies from time to time, depending on the level of assets allocated to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compare to a broad measure of market performance and an additional index over time. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.comor call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compare to a broad measure of market performance and an additional index over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter23.06%Q2 2020Worst Quarter-13.17%Q1 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Harbor Convertible Securities Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Harbor Convertible Securities Fund | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities are subject to risks associated with debt instruments, including interest rate and credit risk. The values of convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to many of the same risks as investing in common stock. Convertible securities generally tend to be of lower credit quality. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.
Harbor Convertible Securities Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Harbor Convertible Securities Fund | Quantitative Analysis Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Analysis Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Harbor Convertible Securities Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Convertible securities are generally junior to the company’s non-convertible debt so the company would normally have to pay interest on its nonconvertible debt before interest can be paid on the convertible securities. Credit risk may be higher for the Fund because it invests primarily in convertible securities of companies with debt rated below investment-grade.
Harbor Convertible Securities Fund | ESG Factors Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Factors Risk: The consideration of ESG factors by the Subadvisor and/or Advisor, as applicable, could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor and/or Advisor, as applicable, in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Harbor Convertible Securities Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Harbor Convertible Securities Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may lead to the realization and distribution to shareholders of higher capital gains, which may increase a shareholder’s tax liability.
Harbor Convertible Securities Fund | High-Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in below investment-grade convertible securities and unrated securities of similar credit quality (commonly referred to as “high-yield” or “junk” bonds). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Harbor Convertible Securities Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: As interest rates rise, the values of convertible securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Convertible securities are normally much more sensitive to interest rate changes when they are valued more like the company’s bonds than the company’s common stock, such as when the conversion price for the convertible security is well above the common stock price. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its convertible securities when the Subadvisor may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.
Harbor Convertible Securities Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Harbor Convertible Securities Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: The market for convertible securities is less liquid than the market for non-convertible corporate bonds. The Fund may at times have greater difficulty buying or selling specific convertible securities at prices the Subadvisor believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Harbor Convertible Securities Fund | Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. Additionally, the Subadvisor and/or Advisor, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that a Subadvisor and/or Advisor, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by a Subadvisor and/or Advisor, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Harbor Convertible Securities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.63%	[2]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	282
Five Years	rr_ExpenseExampleYear05	516
Ten Years	rr_ExpenseExampleYear10	$ 1,191
One Year	rr_AverageAnnualReturnYear01	10.84%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	8.55%	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10	5.82%	[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016	[3]
Harbor Convertible Securities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.71%	[2]
One Year	rr_ExpenseExampleYear01	$ 73
Three Years	rr_ExpenseExampleYear03	307
Five Years	rr_ExpenseExampleYear05	560
Ten Years	rr_ExpenseExampleYear10	$ 1,284
2014	rr_AnnualReturn2014	2.55%
2015	rr_AnnualReturn2015	(0.05%)
2016	rr_AnnualReturn2016	5.37%
2017	rr_AnnualReturn2017	8.25%
2018	rr_AnnualReturn2018	(0.20%)
2019	rr_AnnualReturn2019	18.16%
2020	rr_AnnualReturn2020	31.90%
2021	rr_AnnualReturn2021	2.52%
2022	rr_AnnualReturn2022	(15.26%)
2023	rr_AnnualReturn2023	10.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.17%)
One Year	rr_AverageAnnualReturnYear01	10.65%
Annualized Five Years	rr_AverageAnnualReturnYear05	8.42%
Annualized Ten Years	rr_AverageAnnualReturnYear10	5.74%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2011
Harbor Convertible Securities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[2]
One Year	rr_ExpenseExampleYear01	$ 98
Three Years	rr_ExpenseExampleYear03	385
Five Years	rr_ExpenseExampleYear05	693
Ten Years	rr_ExpenseExampleYear10	$ 1,569
One Year	rr_AverageAnnualReturnYear01	10.03%
Annualized Five Years	rr_AverageAnnualReturnYear05	8.09%
Annualized Ten Years	rr_AverageAnnualReturnYear10	5.42%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2011
Harbor Convertible Securities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.07%	[2]
One Year	rr_ExpenseExampleYear01	$ 109
Three Years	rr_ExpenseExampleYear03	419
Five Years	rr_ExpenseExampleYear05	752
Ten Years	rr_ExpenseExampleYear10	$ 1,692
One Year	rr_AverageAnnualReturnYear01	10.35%
Annualized Five Years	rr_AverageAnnualReturnYear05	8.06%
Annualized Ten Years	rr_AverageAnnualReturnYear10	5.37%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2011
Harbor Convertible Securities Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.37%
Annualized Five Years	rr_AverageAnnualReturnYear05	6.15%
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.53%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Convertible Securities Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.36%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.85%
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.62%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Convertible Securities Fund | ICE BofA U.S. Convertible Bond Index (reflects no deduction for fees, expenses or taxes)[ctag:span_t-r]
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.87%	[4]
Annualized Five Years	rr_AverageAnnualReturnYear05	11.93%	[4]
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.90%	[4]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	9.01%	[4]
Harbor Convertible Securities Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[ctag:span_t-r]
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.53%	[5]
Annualized Five Years	rr_AverageAnnualReturnYear05	1.10%	[5]
Annualized Ten Years	rr_AverageAnnualReturnYear10	1.81%	[5]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	2.06%	[5]

[1]	Restated to reflect current fees.
[2]	The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.63%, 0.71%, 0.96%, and 1.07% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2025. Only the Fund’s Board of Trustees may modify or terminate these agreements.
[3]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[4]	Since Inception return based on the inception date of the Institutional Class shares. The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.
[5]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performanceand has been added to comply with new regulatory requirements.